DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	CHINESEWORLDNET COM INC
Entity Central Index Key	0001145898
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cwnof
Entity Common Stock, Shares Outstanding	10,950,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents [note 2]	$ 805,874	$ 1,771,661
Available-for-sale securities [note 3]	761,888	650,823
Accounts receivable [note 4]	66,219	104,438
Receivable from a related party [note 9h]	486,454	246,226
Prepaid expenses and deposits	50,597	46,051
Deferred income tax assets [note 10]	3,857	56,328
Total current assets	2,174,889	2,875,527
Equipment [note 5]	23,515	36,519
Long term investments [note 6]	372,860	270,371
Deferred income tax assets [note 10]	0	0
Total assets	2,571,264	3,182,417
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	324,414	252,224
Due to related parties, non-interest bearing [note 9c]	24,150	31,613
Deferred revenue	97,240	136,651
Bank loans [note 7]	100,256	702,866
Total current liabilities	546,060	1,123,354
Stockholders' equity [note 8]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,255,550	4,226,339
Accumulated other comprehensive income	26,015	(9,351)
Deficit	(2,311,246)	(2,226,158)
Equity attributable to shareholders of the Company	1,981,269	2,001,780
Non-controlling interests	43,935	57,283
Total stockholders' equity	2,025,204	2,059,063
Total liabilities and stockholders' equity	2,571,264	3,182,417
Commitments [note 12]
Subsequent events [note 13]

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	100,000,000,000	100,000,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	10,950,000	10,950,000
Common stock, shares outstanding	10,950,000	10,950,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 10,950	$ 4,179,538	$ (2,425,124)	$ (3,786)	$ 1,761,578	$ 24,968	$ 1,786,546
Balance (in shares) at Dec. 31, 2010	10,950,000
Stock based compensation	0	140,042	0	0	140,042	0	140,042
Change of ownership in CWN china		(93,241)			(93,241)	93,241	0
Components of comprehensive income (loss):
Unrealized gain or loss on available-for-sale securities				(2,550)	(2,550)		(3,015)
Foreign currency translation adjustment	0	0	0	(3,015)	(3,015)		(2,550)
Net income (loss) for the year	0	0	198,966	0	198,966	(60,926)	138,040
Balance at Dec. 31, 2011	10,950	4,226,339	(2,226,158)	(9,351)	2,001,780	57,283	2,059,063
Balance (in shares) at Dec. 31, 2011	10,950,000
Stock based compensation	0	59,404	0	0	59,404	0	59,404
Change of ownership in CWN china		(30,193)			(30,193)	30,193	0
Components of comprehensive income (loss):
Unrealized gain or loss on available-for-sale securities				22,309	22,309		22,309
Foreign currency translation adjustment	0	0	0	13,057	13,057	302	13,359
Net income (loss) for the year	0	0	(85,088)	0	(85,088)	(43,843)	(128,931)
Balance at Dec. 31, 2012	$ 10,950	$ 4,255,550	$ (2,311,246)	$ 26,015	$ 1,981,269	$ 43,935	$ 2,025,204
Balance (in shares) at Dec. 31, 2012	10,950,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,243,638	$ 1,675,875	$ 1,733,329
Expenses
Advertising and promotion	212,930	271,164	217,519
Audit and legal	84,354	63,962	67,322
Consulting fees	90,000	104,000	215,918
Depreciation	15,216	15,918	26,620
Directors' remuneration	12,000	12,000	12,000
Accretion on convertible debenture	0	0	(8,772)
Interest expense on long-term debt	0	0	2,500
Office and miscellaneous	82,316	74,077	60,568
Printing	17,579	26,245	11,533
Provision for bad and doubtful debts	(30,472)	55,917	16,242
Rent and operating	139,509	135,049	130,311
Salaries and benefits	695,639	635,260	514,508
Seminar operating expense	620	763	11,178
Stock based compensation	59,404	140,042	151,480
Telephone	18,808	27,339	28,404
Travel and entertainment	215,379	117,240	144,955
Operating Expenses, Total	(1,613,282)	(1,678,976)	(1,602,286)
Other income (loss)
Interest and sundry income	37,775	37,671	30,274
Gain (loss) on available-for-sale securities	50,193	(5,995)	41,315
Foreign exchange gain (loss) and other losses	35,294	(28,348)	100,996
Equity pick up	166,735	192,399	13,897
Loss on dilution of CWN Capital	0	0	(128,356)
Other income (loss), net	289,997	195,727	58,126
Income (loss) before income taxes	(79,647)	192,626	189,169
Deferred income tax recovery (expense)	(49,284)	(54,586)	107,435
Net income (loss) for the year	(128,931)	138,040	296,604
Other comprehensive income
Unrealized gain or loss on available-for-sale securities	22,309	(3,015)	0
Currency translation adjustments	13,359	(2,550)	(85,111)
Comprehensive income (loss)	35,668	(5,565)	(85,111)
Net income (loss) attributable to:
Common stockholders	(85,088)	198,966	188,746
Non-controlling interests	(43,843)	(60,926)	107,858
Net income (loss) for the year	(128,931)	138,040	296,604
Net comprehensive income (loss) attributable to:
Common stockholders	(49,722)	173,194	103,479
Non-controlling interests	(43,541)	(40,719)	108,014
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ (93,263)	$ 132,475	$ 211,493
Earning (loss) per share - basic (in dollars per share)	$ (0.01)	$ 0.01	$ 0.02
Earning (loss) per share - diluted (in dollars per share)	$ (0.01)	$ 0.01	$ 0.02
Weighted average number of common shares outstanding
- basic (in dollars)	10,950,000	10,950,000	10,873,288
- diluted (in dollars)	10,950,000	11,404,862	10,873,288

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss) for the year	$ (128,931)	$ 138,040	$ 296,604
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	15,216	15,918	26,620
Accretion on convertible debenture	0	0	(8,772)
Deferred income tax recovery	49,284	54,586	(107,435)
Stock based compensation	59,404	140,042	151,480
Finder's fee revenue	0	0	(109,696)
Equity interest pick up	(166,735)	(144,257)	(13,897)
Gain on short term investment	(50,193)	0	(41,315)
Loss on dilution of CWN Capital	0	0	128,356
Changes in non-cash working capital items:
Accounts receivable	46,825	(91,634)	(109,805)
Prepaid expenses and deposits	(3,767)	(18,166)	8,391
Accounts payable and accrued liabilities	69,656	33,270	34,823
Income taxes	0	0	254
Deferred revenue	(42,449)	34,213	57,724
Net cash provided by (used in) operating activities	(151,690)	162,012	313,332
FINANCING ACTIVITIES
Short term loan	(602,610)	702,866	0
Due to related parties	(190,448)	130,417	(8,365)
Net cash provided by financing activities	(793,058)	833,283	(8,365)
INVESTING ACTIVITIES
Cash eliminated upon dilution of a subsidiary	0	0	(436,805)
Purchase of equipment	(1,726)	(1,084)	(1,786)
Short term investments	(19,944)	(172,886)	(500,821)
Net cash provided by (used in) investing activities	(21,670)	(173,970)	(939,412)
Effect of exchange rate changes on cash and cash equivalents	631	12,326	(86,628)
Increase (decrease) in cash and cash equivalents	(965,787)	833,651	(721,073)
Cash and cash equivalents, beginning of year	1,771,661	938,010	1,659,083
Cash and cash equivalents, end of year	805,874	1,771,661	938,010
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0	2,500
Cash paid for income taxes	$ 0	$ 0	$ 0

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

1. NATURE OF OPERATIONS

The Company was incorporated under the laws of Cayman Islands on January 12, 2000. On January 15, 2000 the Company acquired 100% of the issued and outstanding shares of NAI Interactive Ltd. (“NAI”), a company incorporated under the laws of British Columbia, Canada. The Company also has a dormant wholly-owned subsidiary ChineseWorldNet.com HK Limited (“CWN HK”) incorporated under the laws of Hong Kong.  ChineseWorldNet.com (Shanghai) Ltd. (“CWN China”) was incorporated under the laws of People’s Republic of China in April 2008. During the fiscal year 2012, the Company’s ownership interests in CWN China increased from 80% to 83% after CWN HK invested an amount of $200,000 to CWN China’s registered capital. CWN China has a wholly-owned subsidiary, Weihai Consulting Investment Ltd (“Weihai”), a company incorporated under the laws of People’s Republic of China in September 2009.

The Company’s business is to provide online internet services through its Chinese world-wide website. The online internet services comprise banner advertisements, web page hosting and maintenance, online promotion for customers, translation services, investment seminars, investment handbooks, website contest events, and subscription fees. The Company, through its subsidiary, NAI, is also in the business of providing investor relations and public relations (IR/PR) services to public companies.  The IR/PR services are comprised of investment conferences in North America and China, company road shows, investor outreach events, publication of industry related handbooks, online marketing through its proprietary website, and e-mail marketing. These services are considered as one segment based upon the Company’s organizational structure, the way in which these operations are managed and evaluated by management, the availability of separate financial results and materiality considerations.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has accumulated losses since its inception and requires additional funds to maintain and expand its intended business operations.  Management’s plans in this regard are to raise debt or equity financing as required which the Company has been able to finance the operations through a series of equity and debt financings and additional funds is still required to fund the Company’s anticipated business expansion.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  These consolidated financial statements do not include any adjustments that might result from this uncertainty.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly owned subsidiaries and subsidiaries which the Company owns 83% interests and its investment in CWN Capital Inc. All material inter-company accounts and transactions have been eliminated upon consolidation.

During the fiscal year 2011, CWN HK invested an amount of $400,000 to CWN China. As a result, through CWN HK, the Company had an effective ownership of 80% equity interests in CWN China. During the fiscal year 2012, CWN HK further invested an amount of $200,000 to CWN China and the Company‘s effective ownership of equity interest increased from 80% to 83% in CWN China. The transaction was accounted for as an equity transaction and the non-controlling interest was adjusted to reflect the changes in the interest in CWN China.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation. Management makes its best estimate of the ultimate outcome of these items based on historical trends and other information available when the financial statements are prepared. Actual amounts may ultimately differ from those estimates.

Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2012, the Company held a $504,107 [2011 - $Nil] term deposit, which is due on January 3, 2012 with an annual yield of 3.2%.

Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Advertising expenses

The Company expensed advertising costs as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $212,930, $271,164 and $217,519 respectively.

Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, available for sale securities, accounts receivable, receivable from related parties, accounts payable and accrued liabilities, due to related parties and bank loans approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents, marketable funds and bank loans. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of diverse customers. The Company does not require collateral or other security to support financial instruments subject to credit risk.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue recognition

Revenue consists of two main sources:

1.	Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

·	Level one – Quoted market prices in active markets for identical assets or liabilities;

·	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

·	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2012 and 2011, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options are recognized in the balance sheets as level two per the fair value hierarchy.

Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance.  For the fiscal year 2012, the Company recorded bad debt recovery of $30,472 from allowance for doubtful accounts. The company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $55,917 in 2011 (2010 – $16,242).

Newly adopted accounting pronouncements and new accounting pronouncements

 In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We will adopt the amendment effective beginning in the first quarter of 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In July, 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic). ASU 2012-02 amends the required annual impairment testing of indefinite-lived intangible assets by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount. If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount, then performing the two-step impairment test under Topic 350-30 is unnecessary. However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-30-35-18F by calculating the fair value of the reporting unit and comparing the results with the carrying amount. If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-30-35-19. An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test. Additionally, the entity has the option to resume with the qualitative testing in any subsequent period. The pronouncement is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S.GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The pronouncement is effective for fiscal years and interim periods ending after December 15, 2012.The adoption of this pronouncement is not expected to have a material effect on the Company's consolidated financial position or results of operations.

AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available For Sale Securities Disclosure [Text Block]

3. AVAILABLE-FOR-SALE SECURITIES

Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2012		2011
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	1,177	-	30,560	17,873
Marketable funds	735,215	761,888	609,234	629,082
Stock options	-	-	7,302	3,868
Total	736,392	761,888	647,096	650,823

The fair market value of public traded securities and marketable funds are measured using quoted prices in active market for the identical assets, the total fair market value is the published market price per share/unit multiplied by the number of shares/units held without consideration of transaction costs.

On January 26, 2011, the Company received 300,000 stock options from Argex Mining Inc.(the “Argex”), which expire on July 26, 2012 with each stock option entitling to its holder to purchase one common share at C$0.495 which are vested 25% immediately and remaining 75% shall become vested on every 6 month from the grant date.

During the fiscal year 2011, the Company exercised 75,000 stock options. As at December 31, 2011, Argex cancelled 75,000 stock options and the Company has 150,000 stock options outstanding. During the fiscal year 2012, the Company exercised all remaining 150,000 stock options, sold all Argex’s shares for net proceeds of $156,267, and recognized the gain in the amount of $43,409.

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Accounts Receivable Disclosure [Abstract]
Accounts Receivable Disclosure [Text Block]	4. ACCOUNTS RECEIVABLE
	December 31, 2012	December 31, 2011
Accounts receivable	153,970	233,721
Allowance for doubtful accounts	(87,751)	(129,283)
Total	66,219	104,438

EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. EQUIPMENT

		Accumulated	Net book
	Cost	amortization	value
	$	$	$
2012
Furniture and fixtures	37,137	30,942	6,195
Computer equipment	100,132	92,632	7,500
Leasehold improvement	25,674	25,674	-
Vehicle	36,683	26,863	9,820
	199,626	176,111	23,515
2011
Furniture and fixtures	35,419	27,889	7,530
Computer equipment	97,773	87,167	10,606
Leasehold improvement	26,642	26,642	-
Vehicle	36,387	18,004	18.383
	196,221	159,702	36,519

LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
Long Term Investment Disclosure [Abstract]
Long Term Investment Disclosure [Text Block]

6. LONG TERM INVESTMENTS

The Company previously had a wholly-owned subsidiary CWN Capital Inc. (“CWN Capital”), a company incorporated under the laws of British Virgin Islands in August 2009.  On December 18, 2010, the Company’s ownership interests were diluted to 23.8% upon CWN Capital Inc. issued 80,000 common shares to two companies controlled by two directors of the Company.  As the dilution has resulted in the Company losing a controlling interest, the Company deconsolidated CWN Capital on December 18, 2010 and recorded its interest in CWN Capital as an equity investment.

The dilution occurred on October 1, 2010 and December 18, 2010 when CWN Capital issued 25,000 and 55,000 common stocks at a price of $0.01 and $1.00 per share of its common stock to a company controlled by a director of the Company and another company controlled by another director of the Company, respectively.  The above issuance of CWN Capital common stocks diluted the Company’s ownership interest in CWN Capital down to 50% and 23.8%, respectively. Upon the issuance of 55,000 common stocks of CWN Capital on December 18, 2010, the Company has become a non-controlling shareholder, which the Company (the former parent) deconsolidated CWN Capital from its consolidated financial statements in accordance with ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), and subsequently the Company accounts for its investment in the CWN Capital under the equity method.

Pursuant to ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), upon the deconsolidation of CWN Capital, the Company’s retained non-controlling equity investment in the CWN Capital (former subsidiary) was initially measured at the estimated fair value of $112,218 as of December 18, 2010. As a result, the Company recognized a dilution loss of $128,356.

For the fiscal year 2010 consolidated financial statements, the Company included the operations of CWN Capital for the period from January 1, 2010 to December 17, 2010 and recorded an equity income of $13,897 for the period from December 18, 2010 to December 31, 2010, which resulted in a net investment of $126,115.

For the fiscal year 2011 consolidated financial statements, the Company recorded an equity income of $192,399 for the period from January 1, 2011 to December 31, 2011, which resulted in a net investment of $270,371 as of December 31, 2011.

For the fiscal year 2012 consolidated financial statements, the Company recorded an equity income of $166,735 for the year from January 1, 2012 to December 31, 2012, which resulted in a net investment of $372,860 as of December 31, 2012.

BANK LOANS	12 Months Ended
Dec. 31, 2012
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]

7. BANK LOANS

Bank loans consisted of the following:

	2012		2011
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.5%	$100,256	1.27%-1.39%	$702,866
Total		$100,256		$702,866

The above bank loans are secured by the Company’s total assets and matured at January 3, 2013. The bank loan has been paid back subsequent to year end.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

8. STOCKHOLDERS’ EQUITY

Stock Options

On October 11, 2007, the Company granted key officers and directors 550,000 stock options, which expire on October 11, 2012 with each stock option entitling its holder to purchase one common share at $1.08, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

On June 10, 2010, the Company granted key officers and directors 1,090,000 stock options, which expire on June 10, 2015 with each stock option entitling its holder to purchase one common share at $0.60, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2010	1,540,000	$0.74
Forfeited	(30,000)	0.60
Balance, December 31, 2011	1,510,000	0.74
Forfeited	(20,000)	0.60
Expired	(450,000)	1.08
Balance, December 31, 2012	1,040,000	$0.60

As at December 31, 2012, the Company has 1,040,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2012			Exercisable as at December 31, 2012
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	-	$1.08	-	-	$1.08	-
0.60	1,040,000	0.60	2.44	419,000	0.60	2.44
	1,040,000	$0.60	2.44	419,000	$0.60	2.44

Exercise price	Outstanding as at December 31,2011			Exercisable as at December 31, 2011
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	0.78	360,000	$1.08	0.78
0.60	1,060,000	0.60	3.44	206,000	0.60	3.44
	1,510,000	$0.74	2.65	566,000	$0.90	1.75

The fair value of each stock option granted in the fiscal year 2010 was calculated as $0.30. The Company recorded stock based compensation expense of $59,404 in fiscal year 2012 (2011- $140,042 and 2010-$151,480) for options granted in the previous years. The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

2010
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0%

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. RELATED PARTY TRANSACTIONS

[a]	In 2012, the Company incurred $90,000 [2011 - $104,000 and 2010 - $96,000] in consulting fees to a company related to a director of the Company, of which $22,500 was outstanding balance as at December 31, 2012.

[b]	In 2012, the Company paid $110,723 [2011 - $103,651 and 2010 - $124,951] salary to the senior officers of the Company.

[c]	As at December 31, 2012, the Company has non-interest bearing advances from a stockholder and director of $9,500 [2011 - $31,613].

[d]	Included in accounts payable, $74,836 [2011 - $13,287] was payable to directors and senior officers of the Company.

[e]	Included in accounts receivable, $nil [2011 - $387] was receivable from senior officers of the Company.

[f]	As at December 31, 2011, an advance of $2,574 provided by the Company to a director as prepaid expenses had been settled during 2012.

[g]	In 2012, the Company incurred $12,000 [2011 - $12,000 and 2010 - $12,000] in director fees, of which $12,000 [2011 - $Nil] was outstanding and included in accounts payable and accrued liabilities as at December 31, 2012.

[h]	In 2012, the Company provided service for a total of $270,810 [2011 - $202,280 and 2010 - $139,091] to CWN Capital, of which $270,810 [2011 - $202,280] was outstanding and included in receivable from a related party as at December 31, 2012. The balance of receivable from a related party in the amount of $215,644 [2011 - $43,946] represents costs incurred on behalf of CWN Capital by the Company.

[i]	In 2012, the Company provided service for a total of $14,043 [2011and 2010 - $Nil] to CWN Mining Acquisition, a company has significantly influenced by CEO of the Company.

Also see note 6.

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 25%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2012 $	2011 $	2010 $

Net Income (loss) for the year	(79,646)	192,626	189,168
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	15,250	—	—
Change in estimates	(7,259)	-	-
Change enacted of tax rate	-	6,818	15,032
Functional currency adjustments	(2,022)	-	-
Foreign tax rate differential	(84,074)	8,477	1,678
Others	-	(11,461)	1,715
Deferred tax assets not previously recognized	-	-	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	(49,284)	54,586	(107,435)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

	2012 $	2011 $

Non-capital loss carryforwards	357,624	278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	—
	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	3,857	56,327

The Company has non operating loss carryforwards of approximately $288,000 (2011: $223,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	158,000
2029	67,000
2030	63,000
288,000

In addition, the Company has Canadian capital loss of $5,928, which may be carryfoward indefinitely and apply to reduce further capital gains.

The Company has net operating loss carryforwards of approximately $45,473 (2011: $45,582) which may be carried forward indefinitely to apply against future year income tax for HongKong income tax purposes, subject to the final determination by taxation authorities.

The Company has net operating loss carryforwards of approximately $1,109,400 (2011: $863,108) which may be carried forward to apply against future year income tax for Chinese income tax purposes, subject to the final determination by taxation authorities, expiring in 2017.

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

11.  GEOGRAPHIC INFORMATION

The Company’s head office is located in Vancouver, British Columbia, Canada. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2012	Canada	China	Total

Revenue from external customers	$1,227,285	$16,353	$1,243,638
Net income (loss)	90,283	(219,214)	(128,931)
Total assets	$2,439,206	$132,058	$2,571,264

Year ended December 31, 2011	Canada	China	Total

Revenue from external customers	$1,661,061	$14,814	$1,675,875
Net income (loss)	341,127	(203,087)	138,040
Total assets	$2,874,902	$307,515	$3,182,417

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

12. COMMITMENTS

Operating leases

The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2013	141,407
2014	115,008
2015	96,532
2016	53,524
Total	406,471

Capital Commitments

According to the approval of the Administration Committee of Zhangjiang High-Tech Park of Shanghai on February 18, 2011, the total registered capital to ChineseWorldNet.com (Shanghai) Ltd. increased from RMB 5,000,000 to RMB 10,000,000. CWN HK is required to contribute the additional registered capital of RMB 5,000,000 by paying cash within two years from August 19, 2011. During the year ended December 31, 2011 and 2012, CWN HK paid cash of $400,000 (RMB 2,581,573) and $200,000 (RMB 1,257,675) respectively. As at December 31, 2012, the Company has capital commitment of RMB 1,160,752 ($184,214) to ChineseWorldNet.com (Shanghai) Ltd.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

13.  SUBSEQUENT EVENTS

[a]	Subsequent to the year end, the Company entered into a new consulting agreement with Goldpac Investments Ltd., a company controlled by a director of the Company. The Company will pay $22,500 per quarter to Goldpac Investments Ltd. for the consulting services from January 1 to December 31, 2013.

Also see note 2 and note 7.

COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2012
Comparative Figures Disclosure [Abstract]
Comparative Figures Disclosure [Text Block]	14. COMPARATIVE FIGURES Certain of comparative figures have been reclassified to conform with the presentation adopted in the current period.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation. Management makes its best estimate of the ultimate outcome of these items based on historical trends and other information available when the financial statements are prepared. Actual amounts may ultimately differ from those estimates.

Property, Plant and Equipment, Policy [Policy Text Block]

Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2012, the Company held a $504,107 [2011 - $Nil] term deposit, which is due on January 3, 2012 with an annual yield of 3.2%.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Advertising Costs, Policy [Policy Text Block]	Advertising expenses The Company expensed advertising costs as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $212,930, $271,164 and $217,519 respectively.
Income Tax, Policy [Policy Text Block]

Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial Instruments and Concentrantion Of Risk [Policy Text Block]

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, available for sale securities, accounts receivable, receivable from related parties, accounts payable and accrued liabilities, due to related parties and bank loans approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents, marketable funds and bank loans. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of diverse customers. The Company does not require collateral or other security to support financial instruments subject to credit risk.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]

Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Nonmonetary Transaction [Policy Text Block]

Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

Revenue consists of two main sources:

1.	Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Compensation Related Costs, Policy [Policy Text Block]

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

·	Level one – Quoted market prices in active markets for identical assets or liabilities;

·	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

·	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2012 and 2011, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options are recognized in the balance sheets as level two per the fair value hierarchy.

Earnings Per Share, Policy [Policy Text Block]

Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance.  For the fiscal year 2012, the Company recorded bad debt recovery of $30,472 from allowance for doubtful accounts. The company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $55,917 in 2011 (2010 – $16,242).

New Accounting Pronouncements, Policy [Policy Text Block]

Newly adopted accounting pronouncements and new accounting pronouncements

 In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We will adopt the amendment effective beginning in the first quarter of 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In July, 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic). ASU 2012-02 amends the required annual impairment testing of indefinite-lived intangible assets by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount. If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount, then performing the two-step impairment test under Topic 350-30 is unnecessary. However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-30-35-18F by calculating the fair value of the reporting unit and comparing the results with the carrying amount. If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-30-35-19. An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test. Additionally, the entity has the option to resume with the qualitative testing in any subsequent period. The pronouncement is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S.GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The pronouncement is effective for fiscal years and interim periods ending after December 15, 2012.The adoption of this pronouncement is not expected to have a material effect on the Company's consolidated financial position or results of operations.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Property Plant and Equipment Depreciation Rates [Table Text Block]	Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:
Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]

Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2012		2011
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	1,177	-	30,560	17,873
Marketable funds	735,215	761,888	609,234	629,082
Stock options	-	-	7,302	3,868
Total	736,392	761,888	647,096	650,823

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2012	December 31, 2011
Accounts receivable	153,970	233,721
Allowance for doubtful accounts	(87,751)	(129,283)
Total	66,219	104,438

EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Accumulated	Net book
	Cost	amortization	value
	$	$	$
2012
Furniture and fixtures	37,137	30,942	6,195
Computer equipment	100,132	92,632	7,500
Leasehold improvement	25,674	25,674	-
Vehicle	36,683	26,863	9,820
	199,626	176,111	23,515
2011
Furniture and fixtures	35,419	27,889	7,530
Computer equipment	97,773	87,167	10,606
Leasehold improvement	26,642	26,642	-
Vehicle	36,387	18,004	18.383
	196,221	159,702	36,519

BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans Disclosure [Abstract]
Schedule Of Bank Loans [Table Text Block]	Bank loans consisted of the following:
	2012		2011
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.5%	$100,256	1.27%-1.39%	$702,866
Total		$100,256		$702,866

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Stock Options Activity 1 [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2010	1,540,000	$0.74
Forfeited	(30,000)	0.60
Balance, December 31, 2011	1,510,000	0.74
Forfeited	(20,000)	0.60
Expired	(450,000)	1.08
Balance, December 31, 2012	1,040,000	$0.60

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

As at December 31, 2012, the Company has 1,040,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2012			Exercisable as at December 31, 2012
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	-	$1.08	-	-	$1.08	-
0.60	1,040,000	0.60	2.44	419,000	0.60	2.44
	1,040,000	$0.60	2.44	419,000	$0.60	2.44

Exercise price	Outstanding as at December 31,2011			Exercisable as at December 31, 2011
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	0.78	360,000	$1.08	0.78
0.60	1,060,000	0.60	3.44	206,000	0.60	3.44
	1,510,000	$0.74	2.65	566,000	$0.90	1.75

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of the income tax expense is as follows:

	2012 $	2011 $	2010 $

Net Income (loss) for the year	(79,646)	192,626	189,168
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	15,250	—	—
Change in estimates	(7,259)	-	-
Change enacted of tax rate	-	6,818	15,032
Functional currency adjustments	(2,022)	-	-
Foreign tax rate differential	(84,074)	8,477	1,678
Others	-	(11,461)	1,715
Deferred tax assets not previously recognized	-	-	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	(49,284)	54,586	(107,435)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

	2012 $	2011 $

Non-capital loss carryforwards	357,624	278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	—
	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	3,857	56,327

Schedule Of Non Operating Loss Carryforward [Table Text Block]

The Company has non operating loss carryforwards of approximately $288,000 (2011: $223,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	158,000
2029	67,000
2030	63,000
288,000

GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

The Company’s head office is located in Vancouver, British Columbia, Canada. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2012	Canada	China	Total

Revenue from external customers	$1,227,285	$16,353	$1,243,638
Net income (loss)	90,283	(219,214)	(128,931)
Total assets	$2,439,206	$132,058	$2,571,264

Year ended December 31, 2011	Canada	China	Total

Revenue from external customers	$1,661,061	$14,814	$1,675,875
Net income (loss)	341,127	(203,087)	138,040
Total assets	$2,874,902	$307,515	$3,182,417

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2013	141,407
2014	115,008
2015	96,532
2016	53,524
Total	406,471

NATURE OF OPERATIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2000 Nai Interactive Ltd [Member]	Dec. 31, 2012 Cwn China [Member]	Dec. 31, 2011 Cwn China [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%	83.00%	80.00%
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	$ 200,000

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures [Member]
Property Plant and Equipment Depreciation Rate	20.00%
Computer equipment [Member]
Property Plant and Equipment Depreciation Rate	30.00%
Vehicle [Member]
Property Plant and Equipment Depreciation Rate	25.00%

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Funds, at Carrying Value	$ 504,107	$ 0
Money Market Fund Annual Yield Percentage	3.20%
Advertising Expense	212,930	271,164	217,519
Provision For Doubtful Accounts	(30,472)	55,917	16,242
Cwn Capital Inc [Member]
Equity Method Investment, Ownership Percentage	83.00%
Cwn China [Member]
Equity Method Investment, Ownership Percentage	83.00%	80.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 200,000	$ 400,000

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 736,392	$ 647,096
Fair Market value	761,888	650,823
Public traded securities [Member]
Cost	1,177	30,560
Fair Market value	0	17,873
Marketable funds [Member]
Cost	735,215	609,234
Fair Market value	761,888	629,082
Stock options [Member]
Cost	0	7,302
Fair Market value	$ 0	$ 3,868

AVAILABLE-FOR-SALE SECURITIES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		2.65%
Expected life of options		5 years
Annualized volatility		76.71%
Dividend rate	0.00%	0.00%
Calculated fair value		$ 0.3
Argex Mining Inc [Member] | Minimum [Member]
Stock price	0.41
Risk-free interest rate	0.97%
Expected life of options	3 months
Annualized volatility	65.84%
Calculated fair value	0.0026
Argex Mining Inc [Member] | Maximum [Member]
Stock price	0.5
Risk-free interest rate	1.64%
Expected life of options	1 year 2 months 1 day
Annualized volatility	93.26%
Calculated fair value	0.1975

AVAILABLE-FOR-SALE SECURITIES (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary price per share on date of grant	$ 0.6	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Forfeited - Number of Options			20,000	30,000
Number of Options, Outstading			1,040,000	1,510,000	1,540,000
Equity pick up			$ 166,735	$ 192,399	$ 13,897
Argex Mining Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				300,000
Ordinary price per share on date of grant				$ 0.495
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1				25.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2				75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			150,000	75,000
Forfeited - Number of Options				75,000
Number of Options, Outstading				150,000
Proceeds from Issuance or Sale of Equity			156,267
Equity pick up			$ 43,409

ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 153,970	$ 233,721
Allowance for doubtful accounts	(87,751)	(129,283)
Total	$ 66,219	$ 104,438

EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 199,626	$ 196,221
Accumulated amortization	176,111	159,702
Net book value	23,515	36,519
Furniture and fixtures [Member]
Cost	37,137	35,419
Accumulated amortization	30,942	27,889
Net book value	6,195	7,530
Computer equipment [Member]
Cost	100,132	97,773
Accumulated amortization	92,632	87,167
Net book value	7,500	10,606
Leasehold improvement [Member]
Cost	25,674	26,642
Accumulated amortization	25,674	26,642
Net book value	0	0
Vehicle [Member]
Cost	36,683	36,387
Accumulated amortization	26,863	18,004
Net book value	$ 9,820	$ 18,383

LONG TERM INVESTMENTS (Details Textual) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Cwn Capital Inc [Member]	Dec. 31, 2012 Cwn Capital Inc [Member]	Dec. 31, 2011 Cwn Capital Inc [Member]	Dec. 18, 2010 Cwn Capital Inc [Member]	Dec. 31, 2010 Cwn Capital Inc [Member] Company Controlled By Director One [Member]	Oct. 01, 2010 Cwn Capital Inc [Member] Company Controlled By Director One [Member]	Dec. 31, 2010 Cwn Capital Inc [Member] Company Controlled By Director Two [Member]	Oct. 18, 2010 Cwn Capital Inc [Member] Company Controlled By Director Two [Member]
Sale of Stock, Percentage of Ownership after Transaction				23.80%				50.00%		23.80%
Sale of Stock, Number of Shares Issued in Transaction				80,000				25,000		55,000
Sale of Stock, Price Per Share									$ 0.01		$ 1
Retained Interest, Fair Value Disclosure							$ 112,218
Loss on dilution of CWN Capital	0	0	(128,356)
Equity pick up	166,735	192,399	13,897
Equity Method Investments				$ 126,115	$ 372,860	$ 270,371

BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 100,256	$ 702,866
EFG Bank of HongKong [Member]
Rate	1.50%
Balance	$ 100,256	$ 702,866
Rate Minimum		1.27%
Rate Maximum		1.39%

STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance - Number of Options (Beginning balance)	1,510,000	1,540,000
Forfeited - Number of Options	(20,000)	(30,000)
Expired - Number of Options	(450,000)
Balance - Number of Options (Ending balance)	1,040,000	1,510,000
Balance - Weighted Average Exercise Price (Beginning balance)	$ 0.74	$ 0.74
Forfeited - Weighted Average Exercise Price	$ 0.6	$ 0.6
Expired - Weighted Average Exercise Price	$ 1.08
Balance - Weighted Average Exercise Price (Ending balance)	$ 0.6	$ 0.74

STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options, Outstading	1,040,000	1,510,000	1,540,000
Weighted Average Exercise Price, Outstanding	$ 0.6	$ 0.74	$ 0.74
Weighted Average Remaining Contractual Life (years), Outstanding	2 years 5 months 9 days	2 years 7 months 24 days
Number of Options, Excercisable	419,000	566,000
Weighted Average Exercise Price, Excercisable	$ 0.6	$ 0.9
Weighted Average Remaining Contractual Life (years), Excercisable	2 years 5 months 9 days	1 year 9 months
Exercise Price One [Member]
Exercise price	$ 1.08	$ 1.08
Number of Options, Outstading	0	450,000
Weighted Average Exercise Price, Outstanding	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Life (years), Outstanding	0 years	9 months 11 days
Number of Options, Excercisable	0	360,000
Weighted Average Exercise Price, Excercisable	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Life (years), Excercisable	0 years	9 months 11 days
Exercise Price Two [Member]
Exercise price	$ 0.6	$ 0.6
Number of Options, Outstading	1,040,000	1,060,000
Weighted Average Exercise Price, Outstanding	$ 0.6	$ 0.6
Weighted Average Remaining Contractual Life (years), Outstanding	2 years 5 months 9 days	3 years 5 months 9 days
Number of Options, Excercisable	419,000	206,000
Weighted Average Exercise Price, Excercisable	$ 0.6	$ 0.6
Weighted Average Remaining Contractual Life (years), Excercisable	2 years 5 months 9 days	3 years 5 months 9 days

STOCKHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		2.65%
Expected life of options		5 years
Annualized volatility		76.71%
Dividend rate	0.00%	0.00%

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,090,000	550,000
Ordinary price per share on date of grant	$ 0.6	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Calculated fair value					$ 0.3
Stock based compensation			$ 59,404	$ 140,042	$ 151,480

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Consultancy Fee	$ 90,000	$ 104,000	$ 96,000
Related Party Consultancy Fee Payable	22,500
Related Party Salaries	110,723	103,651	124,951
Due to related parties, non-interest bearing [note 9c]	24,150	31,613
Accounts Payable, Related Parties, Current	74,836	13,287
Advance To Related Party		2,574
Directors' remuneration	12,000	12,000	12,000
Non Interest Expense Directors Fees Outstanding	12,000	0
Receivable from a related party [note 9h]	486,454	246,226
Noninterest Advance To Related Party	9,500	31,613
Directors and Senior Officers [Member]
Accounts Payable, Related Parties, Current	0	387
CWN Capital Inc [Member]
Accounts Payable, Related Parties, Current	270,810	202,280
Services Provided To Related Party	270,810	202,280	139,091
Costs Incurred On Behalf Related Party	215,644	43,946
CWN Mining Acquisition [Member]
Services Provided To Related Party	$ 14,043	$ 0	$ 0

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (loss) for the year	$ (79,647)	$ 192,626	$ 189,169
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Anticipated tax recovery	0	0	0
Change in tax rates resulting from:
Non-deductible items	15,250	0	0
Change in estimates	(7,259)	0	0
Change enacted of tax rate	0	6,818	15,032
Functional currency adjustments	(2,022)	0	0
Foreign tax rate differential	(84,074)	8,477	1,678
Others	0	(11,461)	1,715
Deferred tax assets not previously recognized	0	0	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	$ (49,284)	$ 54,586	$ (107,435)

INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-capital loss carryforwards	$ 357,624	$ 278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	0
Deferred tax assets not previously recognized	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	$ 3,857	$ 56,327

INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non Operating Loss Carryforwards	$ 288,000	$ 223,000
Two Thousand and Twenty Eight [Member]
Non Operating Loss Carryforwards	158,000
Two Thousand and Twenty Nine [Member]
Non Operating Loss Carryforwards	67,000
Two Thousand and Thirty [Member]
Non Operating Loss Carryforwards	$ 63,000

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%
Non Operating Loss Carryforwards	$ 288,000	$ 223,000
Capital Loss Carryforward	5,928
Hongkong [Member]
Operating Loss Carryforwards	45,473	45,582
Nai Interactive Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Chineseworldnet.Com (Hong Kong) Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	16.50%
Chineseworldnet.Com (Shanghai) Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Chineseworldnet.Com Inc. Subsidiaries [Member]
Operating Loss Carryforwards	$ 1,109,400	$ 863,108

GEOGRAPHIC INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from external customers	$ 1,243,638	$ 1,675,875
Net income (loss)	(128,931)	138,040	296,604
Total assets	2,571,264	3,182,417
Canada [Member]
Revenue from external customers	1,227,285	1,661,061
Net income (loss)	90,283	341,127
Total assets	2,439,206	2,874,902
China [Member]
Revenue from external customers	16,353	14,814
Net income (loss)	(219,214)	(203,087)
Total assets	$ 132,058	$ 307,515

COMMITMENTS (Details) (USD $)	Dec. 31, 2012
2013	$ 141,407
2014	115,008
2015	96,532
2016	53,524
Total	$ 406,471

COMMITMENTS (Details Textual)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Chinese World Net Com Hong Kong Ltd [Member] USD ($)	Dec. 31, 2012 Chinese World Net Com Hong Kong Ltd [Member] CNY	Dec. 31, 2011 Chinese World Net Com Hong Kong Ltd [Member] USD ($)	Dec. 31, 2011 Chinese World Net Com Hong Kong Ltd [Member] CNY	Aug. 19, 2011 Chinese World Net Com Hong Kong Ltd [Member] CNY	Feb. 18, 2011 Chinese World Net Com Shanghai Ltd [Member] USD ($)	Feb. 18, 2011 Chinese World Net Com Shanghai Ltd [Member] CNY
Registered Capital								$ 5,000,000
Increased Registered Capital									10,000,000
Additional Capital To Be Contributed By Affiliate							5,000,000
Proceeds from Contributions from Affiliates			200,000	1,257,675	400,000	2,581,573
Capital Commitment	$ 1,160,752	184,214

SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], Goldpac Investments Ltd [Member], USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member] | Goldpac Investments Ltd [Member]
Subsequent Event [Line Items]
Consultancy Fee Per Quarter	$ 22,500